Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 372,637	$ 373,717	$ 365,000
Accumulated depreciation	(174,575)	(171,025)	(140,716)
Property, plant and equipment, net	198,062	202,692	224,284
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	13,294	12,804	13,294
Buildings and related improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	103,322	103,256	104,315
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	244,532	245,011	231,237
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	6,217	6,498	5,572
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 5,272	$ 6,148	$ 10,582